Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Accounts Receivable
Accounts Receivable
4.	Accounts Receivable

The following is the detail of accounts receivable as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
	2026	2025
Trade accounts receivable	$2,024	$2,003
Less: allowance for credit losses	(40)	(40)
Net accounts receivable	$1,984	$1,963

The activity in the allowance for credit losses is as follows:

	March 31,	December 31,
	2026	2025
Balance - January 1	$(40)	$(33)
Additions charged to expense	—	(24)
Deductions/Write-offs	—	17
Balance - December 31	$(40)	$(40)

Accounts receivable, net consist of the following:

	March 31,	December 31,
	2026	2025
Balance - January 1	$2,003	$1,652
Invoicing	1,307	8,816
Payments	(1,286)	(8,488)
Write-offs	—	40
Credit memos	—	(17)
	$2,024	$2,003

4.Accounts Receivable

The following is the detail of accounts receivable as of December 31:

	2025	2024
Trade accounts receivable	$2,003	$1,652
Less: allowance for credit losses	(40)	(33)
Net accounts receivable	$1,963	$1,619

The activity in the allowance for credit losses is as follows:

	2025	2024
Balance – January 1	$(33)	$(52)
Additions charged to expense	(24)	(4)
Deductions/Write-offs	17	23
Balance – December 31	$(40)	$(33)

Accounts receivable, net consist of the following:

	December 31,	December 31,
	2025	2024
Balance – January 1	$1,652	$2,614
Invoicing	8,816	7,610
Payments	(8,488)	(8,401)
Write-offs	40	(33)
Credit memos	(17)	(138)
	$2,003	$1,652